N-2	Mar. 09, 2023
Cover [Abstract]
Entity Central Index Key	0001870997
Amendment Flag	false
Securities Act File Number	001-40776
Document Type	8-K
Entity Registrant Name	LOYALTY VENTURES INC.
Entity Address, Address Line One	8235 DOUGLAS AVENUE
Entity Address, Address Line Two	SUITE 1200
Entity Address, City or Town	DALLAS
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	972
Local Phone Number	338-5170
Entity Emerging Growth Company	true
Entity Ex Transition Period	true